WARRANTS (Details - Warrant Activity) - Warrant [Member] - USD ($)	6 Months Ended		12 Months Ended
	Apr. 30, 2021	Apr. 30, 2020	Oct. 31, 2020	Oct. 31, 2019
Number of Shares Outstanding beginning balance	9,500,000	4,529,371	4,529,371	3,687,484
Number of Shares, Granted	0	7,500,000	9,500,000	2,000,000
Number of Shares, Exercised	0	0	0	0
Number of Shares, Expired/Forfeited	0	(4,529,371)	(4,529,371)	(1,158,313)
Number of Shares Outstanding ending balance	9,500,000	7,500,000	9,500,000	4,529,371
Number of shares Exercisable	9,500,000		9,500,000	4,529,371
Weighted-average Exercise Price Outstanding beginning balance	$ 0.03	$ 0.20	$ 0.20	$ 0.41
Weighted-average Exercise Price, Granted	0.00	0.03	0.03	0.08
Weighted-average Exercise Price, Exercised	0.00	0.00	0.00	0
Weighted-average Exercise Price, Expired/Forfeited	0.00	0.20	0.20	0.67
Weighted-average Exercise Price Outstanding ending balance	0.03	$ 0.03	0.03	0.20
Weighted-average Exercise Price, Exercisable	$ 0.03		$ 0.03	$ 0.20
Remaining Contractual Term (years) Outstanding beginning balance	7 years 10 months 25 days	3 months 19 days	3 months 19 days	1 year 1 month 20 days
Remaining Contractual Term (years), Granted		10 years	8 years 6 months 10 days	1 year
Remaining Contractual Term (years),Expired/Forfeited				15 days
Remaining Contractual Term (years) Outstanding ending balance	7 years 4 months 24 days	9 years 9 months 29 days	7 years 10 months 25 days	3 months 19 days
Remaining Contractual Term (years), Exercisable	7 years 4 months 24 days	9 years 9 months 29 days	7 years 10 months 25 days	3 months 19 days
Aggregate Intrinsic Value Outstanding beginning balance	$ 0	$ 0	$ 0	$ 0
Aggregate Intrinsic Value, Granted	0	0	0	0
Aggregate Intrinsic Value, Exercised	0	0	0	0
Aggregate Intrinsic Value, Expired/Forfeited	0	0	0	0
Aggregate Intrinsic Value Outstanding ending balance	3,479,600	36,750	0	0
Aggregate Intrinsic Value, Exercisabe	$ 3,479,600	$ 36,750	$ 0	$ 0